Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Large Cap Value Fund
Entity Central Index Key	0000216934
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class A
Trading Symbol	PEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Large Cap Value Fund returned 12.89%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	12.89	17.88	12.32
Class A (with sales charge)	6.40	16.49	11.65
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class C
Trading Symbol	PEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Large Cap Value Fund returned 12.06%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	12.06	17.00	11.64
Class C (with sales charge)	11.06	17.00	11.64
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R
Trading Symbol	PEQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Large Cap Value Fund returned 12.58%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	12.58	17.58	12.03
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R5
Trading Symbol	PEQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Large Cap Value Fund returned 13.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	13.16	18.16	12.61
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R6
Trading Symbol	PEQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Large Cap Value Fund returned 13.27%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	13.27	18.28	12.72
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class Y
Trading Symbol	PEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Large Cap Value Fund returned 13.19%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	13.19	18.18	12.60
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,892,153,987
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 170,011,522
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.